Rule 497(e)

Legg Mason Partners Lifestyle Series, Inc.	File Nos. 033-64457 and 811-07435
Legg Mason Partners Variable Portfolios IV	File Nos. 333-91278 and 811-21128
Legg Mason Partners Variable Portfolios II	File Nos. 33-40603 and 811-6310
Legg Mason Partners Variable Portfolios III, Inc.	File Nos. 33-75644 and 811-8372
Legg Mason Partners Investment Series	File Nos. 33-11716 and 811-5018
Legg Mason Partners Variable Portfolios V	File Nos. 333-15119 and 811-07893
Legg Mason Partners Variable Portfolios I, Inc.	File Nos. 333-38045 and 811-08443

LEGG MASON-AFFILIATED INVESTMENT COMPANIES

Legg Mason Partners Funds

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENTS

Table of Contents

Supplement dated July 12, 2006 to the Prospectuses and Statements of Additional Information of the Funds indicated below	Page 1
Legg Mason Partners Variable Lifestyle Balanced Portfolio
Legg Mason Partners Variable Lifestyle Growth Portfolio
Legg Mason Partners Variable Lifestyle High Growth Portfolio
Legg Mason Partners Variable Multiple Discipline Portfolio – All Cap Growth and Value
Legg Mason Partners Variable Multiple Discipline Portfolio – Large Cap Growth and Value
Legg Mason Partners Variable Multiple Discipline Portfolio – Global All Cap Growth and Value
Legg Mason Partners Variable Multiple Discipline Portfolio – Balanced All Cap Growth and Value
Legg Mason Partners Variable Portfolios II – Legg Mason Partners Variable Appreciation Portfolio
Legg Mason Partners Variable Portfolios II – Legg Mason Partners Variable Capital and Income Portfolio
Legg Mason Partners Variable Portfolios II – Legg Mason Partners Variable Diversified Strategic Income Portfolio
Legg Mason Partners Variable Portfolios II – Legg Mason Partners Variable Growth and Income Portfolio
Legg Mason Partners Variable Portfolios II – Legg Mason Partners Variable Equity Index Portfolio
Legg Mason Partners Variable Portfolios II – Legg Mason Partners Variable Aggressive Growth Portfolio
Legg Mason Partners Variable Portfolios II – Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Adjustable Rate Income Portfolio

Legg Mason Partners Variable Aggressive Growth Portfolio
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable International All Cap Growth Portfolio
Legg Mason Partners Variable Large Cap Growth Portfolio
Legg Mason Partners Variable Large Cap Value Portfolio
Legg Mason Partners Variable Mid Cap Core Portfolio
Legg Mason Partners Variable Money Market Portfolio
Legg Mason Partners Variable Social Awareness Stock Portfolio
Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio
Legg Mason Partners Variable Growth and Income Portfolio
Legg Mason Partners Variable Government Portfolio
Legg Mason Partners Variable Dividend Strategy Portfolio
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio
Legg Mason Partners Variable Portfolios I, Inc. – Legg Mason Partners Variable All Cap Portfolio
Legg Mason Partners Variable Portfolios I, Inc. – Legg Mason Partners Variable High Yield Bond Portfolio
Legg Mason Partners Variable Portfolios I, Inc. – Legg Mason Partners Variable Investors Portfolio
Legg Mason Partners Variable Portfolios I, Inc. – Legg Mason Partners Variable Large Cap Growth Portfolio
Legg Mason Partners Variable Portfolios I, Inc. – Legg Mason Partners Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Portfolios I, Inc. – Legg Mason Partners Variable Strategic Bond Portfolio
Legg Mason Partners Variable Portfolios I, Inc. – Legg Mason Partners Variable Total Return Portfolio

Supplement dated July 12, 2006 to the Prospectus and Statement of Additional Information dated May 1, 2006	Page 14
Legg Mason Partners Variable Multiple Discipline Portfolio – Balanced All Cap Growth and Value

Supplement dated July 12, 2006

to the Prospectuses and Statements of Additional Information

of the Funds indicated below

The following supplements the Prospectus and Statement of Additional Information for each fund listed below:

Management

On August 1, 2006, Legg Mason Partners Fund Advisor, LLC (or LMPFA) will become the fund’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds.

As set forth in Schedule I to this Supplement, CAM North America, LLC, Batterymarch Financial Management, Inc., Western Asset Management Company and/or Western Asset Management Company Limited will become the fund’s subadviser(s) on August 1, 2006.

CAM North America, LLC (or CAM N.A.), with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management which was acquired by Legg Mason, Inc. (or Legg Mason) in December 2005. Batterymarch Financial Management, Inc. (or Batterymarch), established in 1969 and having offices at 200 Clarendon Street, Boston, Massachusetts 02116, acts as investment adviser to institutional accounts, such as pension and profit sharing plans, mutual funds and endowment funds. Batterymarch’s total assets under management were approximately $17.3 billion as of May 31, 2006. Western Asset Management Company (or Western Asset), established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Management Company Limited (or Western Asset Limited), with offices at 10 Exchange Place, London, England, act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of March 31, 2006, Western Asset’s total assets under management were approximately $512 billion, of which approximately $77 billion was managed by Western Asset Limited.

LMPFA, CAM N.A., Batterymarch, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the fund. LMPFA has delegated to CAM N.A., Batterymarch, Western Asset and/or Western Asset Limited, as applicable, the day-to-day portfolio management of the fund, except, in certain cases, for the management of cash and short-term instruments. Legg Mason expects that the current portfolio managers who are responsible for the day-to-day management of the fund, as well as senior management and other key employees, will be the same immediately after the new management and subadvisory agreements take effect, and the current portfolio managers will have access to the same research and other resources to support their investment management functions. The fund’s investment management fee remains unchanged, with the exception of the investment management fee of Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value, which will be calculated in accordance with a new breakpoint schedule.

Other information

The fund’s Board has approved a number of initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, fund shareholders will be asked to elect a new Board, approve matters that will result in the fund being grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity-type or fixed income funds, as applicable, and adopt a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies. Proxy materials describing these matters are expected to be mailed later in 2006. If shareholder approval is obtained, these matters generally are expected to be effectuated during the first quarter of 2007.

Reorganization

The following supplements the Prospectus and Statement of Additional Information for each fund listed as an Acquired Fund on Schedule II to this Supplement:

The fund’s Board has approved a reorganization pursuant to which the fund’s assets would be acquired, and its liabilities would be assumed, by the fund (the “Acquiring Fund”) listed opposite the fund on Schedule II in exchange for shares of the Acquiring Fund. The fund would then be liquidated, and shares of the Acquiring Fund would be distributed to fund shareholders.

Under the reorganization, fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the fund. It is anticipated that no gain or loss for Federal income tax purposes would be recognized by fund shareholders as a result of the reorganization.

The reorganization is subject to the satisfaction of certain conditions, including approval by fund shareholders. Proxy materials describing the reorganization are expected to be mailed later in 2006. If the reorganization is approved by fund shareholders, it is expected to occur during the first quarter of 2007. Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the fund’s Prospectus.

New subadviser

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Variable International All Cap Growth Portfolio:

In addition to the investment manager and subadviser changes discussed in the “Management” section above, the fund’s Board has approved Brandywine Global Investment Management, LLC (or Brandywine) as a new subadviser for the fund. Brandywine is an affiliate of Legg Mason. Under the Investment Company Act of 1940, as amended, shareholder approval of the subadvisory agreement with Brandywine must be obtained, and the Board has authorized seeking such approval. Proxy materials describing Brandywine and the new subadvisory agreement are expected to be mailed later in 2006. If shareholder approval is obtained, Brandywine would replace CAM N.A. as the fund’s subadviser.

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Variable Social Awareness Stock Portfolio:

In addition to the investment manager and subadviser changes discussed in the “Management” section above, the fund’s Board has approved Legg Mason Investment Counsel, LLC (or LMIC) as a new subadviser for the fund. LMIC is an affiliate of Legg Mason. Under the Investment Company Act of 1940, as amended, shareholder approval of the subadvisory agreement with LMIC must be obtained, and the Board has authorized seeking such approval. Proxy materials describing LMIC and the new subadvisory agreement are expected to be mailed later in 2006. If shareholder approval is obtained, LMIC would replace CAM N.A. as the fund’s subadviser.

Investment strategy and other investment-related changes

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Variable International All Cap Growth Portfolio:

The fund’s Board has approved an investment strategy change for the fund. The change will occur in conjunction with the proposed change of subadviser, which is subject to shareholder approval. Shareholders will receive more detailed information regarding the change prior to its implementation.

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Variable Social Awareness Stock Portfolio:

The fund’s Board has approved an investment strategy change for the fund and the removal of the fund’s 80% investment policy. The change will occur in conjunction with the proposed change of subadviser, which is subject to shareholder approval. Shareholders will receive more detailed information regarding these changes prior to their implementation.

Name change

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Variable High Yield Bond Portfolio:

Effective September 1, 2006, the fund’s name will be changed to Legg Mason Partners Variable Global High Yield Bond Portfolio. There will be no change in the fund’s investment objective or investment policies as a result of the name change.

Portfolio manager changes

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Variable Capital and Income Fund and supercedes any contrary information:

Effective July 17, 2006, the Manager has appointed Robert Gendelman to manage the equity portion of the Fund’s portfolio. Mr. Gendelman was employed by Cobble Creek Partners, L.P., a registered investment adviser, beginning in October 2003 and prior to that time was a portfolio manager at Neuberger and Berman for more than five years.

The following information supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Variable Growth and Income Portfolio and supercedes any contrary information:

Michael Kagan is responsible for the day-to-day management of the fund. Mr. Kagan, investment officer of the manager and co-director of research for CAM North America, LLC, has managed or co-managed the fund’s portfolio since 2000. Mr. Kagan has been with the manager since 1994.

The following information supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Variable Small Cap Growth Portfolio and supercedes any contrary information:

The portfolio managers are primarily responsible for the day-to-day operation of the fund.

Portfolio Manager/ Portfolio Management Team Members	Portfolio Manager Since	Past 5 years’ business experience
Vincent Gao, CFA	August 2004	With respect to the fund, team leader, responsible for oversight and portfolio strategy; sector manager for small cap growth and balanced strategies and analyst covering technology; joined the manager or its predecessor firms in 1999.

Robert Feitler	August 2004	With respect to the fund, team member analyst responsible for financial services sector with responsibility for buy and sell decisions in that sector; co-manager for large cap value strategies; team leader for small cap growth strategies; sector manager for small cap growth and balanced strategies; joined the manager or its predecessor firms in 1995.

Portfolio Manager/ Portfolio Management Team Members	Portfolio Manager Since	Past 5 years’ business experience

Dmitry Khaykin	August 2004	With respect to the fund, team member analyst responsible for media and telecommunications with responsibility for buy and sell decisions in that sector; sector manager for small cap growth and balanced strategies; analyst covering communications and media; joined the manager or its predecessor firms in June 2003; prior to June 2003, was a research analyst (telecommunications) at Gabelli & Company, Inc. and an associate in the risk management division of Morgan Stanley & Co. Inc.

Margaret Blaydes	August 2004	With respect to the fund, team member analyst responsible for consumer sector with responsibility for buy and sell decisions in that sector; sector manager for small cap growth and balanced strategies; analyst covering tobacco, beverages, retail and consumer; joined the manager or its predecessor firms in March 2003; prior to March 2003 was an equity research analyst covering entertainment and leisure industries at Salomon Smith Barney Inc.

* * *

Fund	Date of Prospectus and Statement of Additional Information*
Legg Mason Partners Lifestyle Series, Inc.
Legg Mason Partners Variable Lifestyle Balanced Portfolio	May 1, 2006
Legg Mason Partners Variable Lifestyle Growth Portfolio	May 1, 2006
Legg Mason Partners Variable Lifestyle High Growth Portfolio	May 1, 2006
Legg Mason Partners Variable Portfolios IV
Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value	May 1, 2006
Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value	May 1, 2006
Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap Growth and Value	May 1, 2006
Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	May 1, 2006

Legg Mason Partners Variable Portfolios II
Legg Mason Partners Variable Appreciation Portfolio	May 1, 2006
Legg Mason Partners Variable Capital and Income Portfolio	May 1, 2006
Legg Mason Partners Variable Diversified Strategic Income Portfolio	May 1, 2006
Legg Mason Partners Variable Growth and Income Portfolio	May 1, 2006
Legg Mason Partners Variable Equity Index Portfolio	May 1, 2006
Legg Mason Partners Variable Aggressive Growth Portfolio	May 1, 2006
Legg Mason Partners Variable Fundamental Value Portfolio	May 1, 2006

Legg Mason Partners Variable Portfolios III, Inc.
Legg Mason Partners Variable Adjustable Rate Income Portfolio	February 28, 2006

Fund	Date of Prospectus and Statement of Additional Information*
Legg Mason Partners Variable Aggressive Growth Portfolio	February 28, 2006
Legg Mason Partners Variable High Income Portfolio	February 28, 2006
Legg Mason Partners Variable International All Cap Growth Portfolio	February 28, 2006
Legg Mason Partners Variable Large Cap Growth Portfolio	February 28, 2006
Legg Mason Partners Variable Large Cap Value Portfolio	February 28, 2006
Legg Mason Partners Variable Mid Cap Core Portfolio	February 28, 2006
Legg Mason Partners Variable Money Market Portfolio	February 28, 2006
Legg Mason Partners Variable Social Awareness Stock Portfolio	February 28, 2006

Legg Mason Partners Investment Series
Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio	February 28, 2006
Legg Mason Partners Variable Growth and Income Portfolio	February 28, 2006
Legg Mason Partners Variable Government Portfolio	February 28, 2006
Legg Mason Partners Variable Dividend Strategy Portfolio	February 28, 2006

Legg Mason Partners Variable Portfolios V
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	May 1, 2006

Legg Mason Partners Variable Portfolios I, Inc.
Legg Mason Partners Variable All Cap Portfolio	May 1, 2006
Legg Mason Partners Variable High Yield Bond Portfolio	May 1, 2006
Legg Mason Partners Variable Investors Portfolio	May 1, 2006

Fund	Date of Prospectus and Statement of Additional Information*
Legg Mason Partners Variable Large Cap Growth Portfolio	May 1, 2006
Legg Mason Partners Variable Small Cap Growth Portfolio	May 1, 2006
Legg Mason Partners Variable Strategic Bond Portfolio	May 1, 2006
Legg Mason Partners Variable Total Return Portfolio	May 1, 2006

*	As supplemented.

Schedule I - Subadvisers

Fund	New Subadviser(s)
Legg Mason Partners Variable Lifestyle Balanced Portfolio	CAM N.A.
Legg Mason Partners Variable Lifestyle Growth Portfolio	CAM N.A.
Legg Mason Partners Variable Lifestyle High Growth Portfolio	CAM N.A.
Legg Mason Partners Variable Multiple Discipline Portfolio All Cap Growth and Value	CAM N.A.
Legg Mason Partners Variable Multiple Discipline Portfolio Large Cap Growth and Value	CAM N.A.
Legg Mason Partners Variable Multiple Discipline Portfolio Global All Cap Growth and Value	CAM N.A.
Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value	CAM N.A. and Western Asset
Legg Mason Partners Variable Appreciation Portfolio	CAM N.A.
Legg Mason Partners Variable Capital and Income Portfolio	CAM N.A. and Western Asset
Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Growth and Income Portfolio	CAM N.A.
Legg Mason Partners Variable Equity Index Portfolio	Batterymarch
Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio	CAM N.A.
Legg Mason Partners Variable Fundamental Value Portfolio	CAM N.A.
Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason Partners Variable Aggressive Growth Portfolio	CAM N.A.
Legg Mason Partners Variable International All Cap Growth Portfolio	CAM N.A.
Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason Partners Variable Large Cap Growth Portfolio	CAM N.A.

Fund	New Subadviser(s)
Legg Mason Partners Variable Large Cap Value Portfolio	CAM N.A.
Legg Mason Partners Variable Mid Cap Core Portfolio	CAM N.A.
Legg Mason Partners Variable Social Awareness Stock Portfolio	CAM N.A.
Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio	CAM N.A.
Legg Mason Partners Investment Series - Legg Mason Partners Variable Growth and Income Portfolio	CAM N.A.
Legg Mason Partners Variable Dividend Strategy Portfolio	CAM N.A.
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	CAM N.A.
Legg Mason Partners Variable All Cap Portfolio	CAM N.A.
Legg Mason Partners Variable Investors Portfolio	CAM N.A.
Legg Mason Partners Variable Portfolios, Inc. - Legg Mason Partners Variable Large Cap Growth Portfolio	CAM N.A.
Legg Mason Partners Variable Small Cap Growth Portfolio	CAM N.A.
Legg Mason Partners Variable Total Return Portfolio	CAM N.A and Western Asset
Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Diversified Strategic Income Portfolio	Western Asset and Western Asset Limited
Legg Mason Partners Variable Adjustable Rate Income Portfolio	Western Asset
Legg Mason Partners Variable High Income Portfolio	Western Asset
Legg Mason Partners Variable Money Market Portfolio	Western Asset
Legg Mason Partners Variable Government Portfolio	Western Asset
Legg Mason Partners Variable High Yield Bond Portfolio	Western Asset
Legg Mason Partners Variable Strategic Bond Portfolio	CAM N.A., Western Asset and Western Asset Limited

Schedule II - Reorganizations

Acquired Fund	Acquiring Fund
Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Value Portfolio
Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Growth and Income Portfolio	Legg Mason Partners Variable Appreciation Portfolio
Legg Mason Partners Investment Series - Legg Mason Partners Variable Growth and Income Portfolio
Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth Portfolio	Legg Mason Partners Variable Portfolios III - Legg Mason Partners Variable Aggressive Growth Portfolio
Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio
Legg Mason Partners Variable Portfolios I - Legg Mason Partners Variable Large Cap Growth Portfolio	Legg Mason Partners Variable Portfolios III - Legg Mason Partners Variable Large Cap Growth Portfolio
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Legg Mason Partners Variable Total Return Portfolio

LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - BALANCED ALL CAP GROWTH AND VALUE

Supplement dated July 12, 2006

to Prospectus dated May 1, 2006

The following information supplements and supersedes any contrary information contained in the Prospectus and Statement of Additional Information of Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value (the “Portfolio”):

On August 1, 2006, Legg Mason Partners Fund Advisor, LLC (or LMPFA) will become the fund’s investment manager and CAM North America (or CAM N.A.) and Western Asset Management Company (or Western Asset) will become the fund’s subadvisers. LMPFA, CAM N.A. and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (or Legg Mason).

LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds. CAM N.A., with offices at 399 Park Avenue, New York, New York 10022, is a newly-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management which was acquired by Legg Mason in December 2005. Western Asset Management, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of March 31, 2006, Western Asset’s total assets under management were approximately $512 billion.

LMPFA provides administrative and certain oversight services to the fund. LMPFA has delegated to CAM N.A. and Western Asset, as applicable, the day-to-day portfolio management of the fund. Legg Mason expects that the current portfolio managers who are responsible for the day-to-day management of the fund, as well as senior management and other key employees, will be the same immediately after the new management and subadvisory agreements take effect, and the current portfolio managers will have access to the same research and other resources to support their investment management functions. The Fund’s investment management fee remains unchanged.

Effective as of July 17, 2006, Robert Gendelman will manage the equity portion of the Portfolio’s assets and will also act as coordinating portfolio manager of the Portfolio. Mr. Gendelman was employed by Cobble Creek Partners, L.P., a registered investment adviser, beginning in October 2003, and prior to that time was a portfolio manager at Neuberger and Berman for more than five years.

The Board of Trustees of the Portfolio has approved a number of other changes to the Portfolio and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. Among other things, shareholders will be asked to authorize the Portfolio’s Board of Trustees to change the Portfolio’s investment objective without shareholder approval. Proxy materials describing these matters are expected to be mailed later in 2006.

If shareholder approval is obtained, it is expected that the Portfolio’s investment objective and investment strategy would change. The Portfolio’s current investment objective is balanced between long-term growth of capital and principal preservation. It is planned that the Portfolio’s new investment objective would be total return (that is, a combination of income and long-term capital appreciation).

The Portfolio currently invests in a mix of equity securities within all market capitalization ranges and fixed income securities in the short to intermediate average maturity ranges to help reduce market volatility. The Portfolio’s strategy has been to allocate its assets among three market segments, with target allocations of 35% to the All Cap Growth segment, 35% to the All Cap Value segment and 30% to the Fixed Income - Government Securities Management segment.

In connection with the proposed change in the Portfolio’s investment objective, it is expected that the Portfolio would no longer follow a fixed asset allocation strategy. The Portfolio’s new investment strategy would be to invest in equity and fixed income securities of both U.S. and foreign issuers. The Portfolio would seek to generate income and appreciation by investing in income and non-income producing equity and equity-related securities, including common stocks, interests in real estate investment trusts and convertible securities. In an effort to generate income, the Portfolio would be permitted to purchase investment-grade and high-yield fixed income securities or unrated securities of equivalent quality. High-yield securities rated below investment grade are commonly referred to as “junk bonds.” The Portfolio would be permitted to invest in fixed income securities of any maturity. The Portfolio would also be permitted to use options (including options on securities indices), futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

Implementing the investment objective and investment strategy changes described above could result in turnover of all or a substantial portion of the Portfolio’s securities, which would result in increased transaction costs.

Upon adopting the new investment strategy discussed above, the Portfolio would be renamed “Legg Mason Partners Variable Capital and Income Portfolio.”

FD 03424